Statutory Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Statutory Financial Information [Abstract]
Schedule of statutory net income loss and statutory capital and surplus

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Statutory net income (loss)
NLIC	$764	$18	$560
NLAIC	$(65)	$(61)	$(50)

Statutory capital and surplus
NLIC	$3,837	$3,591	$3,686
NLAIC	$280	$302	$287